MINING MACHINES, NET - Additional Information (Details) - USD ($)		6 Months Ended
	Jun. 27, 2025	Jun. 30, 2025	Jun. 30, 2024
MINING MACHINES, NET
Depreciation expense of mining machines		$ 43,194,326	$ 0
Number of shares with the fair value of the warrant granted	$ 146,670,925	411,352,430
Shares issued	$ 2.23
Provision of impairment loss		$ 256,856,570